Financial Risk Management - Liquidity Risk - Financial Liabilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Funds withheld payable to reinsurers	$ 674.3	$ 850.2
Provision for losses and loss adjustment expenses	29,081.7	28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3	$ 14,504.8
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	3,317.8	2,844.0
Funds withheld payable to reinsurers	674.3	850.2
Provision for losses and loss adjustment expenses	29,081.7	28,610.8
Total financial liabilities	41,626.1	40,687.6
Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,712.1	1,518.9
Funds withheld payable to reinsurers	142.3	186.6
Provision for losses and loss adjustment expenses	2,385.8	2,108.8
Total financial liabilities	4,473.4	3,907.0
Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	809.6	558.4
Funds withheld payable to reinsurers	417.1	553.2
Provision for losses and loss adjustment expenses	5,428.5	5,344.5
Total financial liabilities	7,747.0	7,684.2
Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	569.5	458.7
Funds withheld payable to reinsurers	44.5	41.9
Provision for losses and loss adjustment expenses	8,292.1	8,272.0
Total financial liabilities	10,137.4	10,193.0
Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	103.4	215.9
Funds withheld payable to reinsurers	0.0	1.4
Provision for losses and loss adjustment expenses	4,578.1	4,557.3
Total financial liabilities	5,872.9	6,712.9
Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	123.2	92.1
Funds withheld payable to reinsurers	70.4	67.1
Provision for losses and loss adjustment expenses	8,397.2	8,328.2
Total financial liabilities	13,395.4	12,190.5
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	4,876.7	4,828.8
Borrowings - interest	1,857.2	1,770.0
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	0.1	0.0
Borrowings - interest	53.5	28.4
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	8.1	149.2
Borrowings - interest	177.7	225.1
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	380.2	558.3
Borrowings - interest	451.4	488.5
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	620.0	1,264.9
Borrowings - interest	391.4	355.1
Holding Company, Insurance, and Reinsurance Companies | Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	3,868.3	2,856.4
Borrowings - interest	783.2	672.9
Non-insurance companies | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	1,629.7	1,568.1
Borrowings - interest	188.7	215.7
Non-insurance companies | Liquidity risk | Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	159.5	47.1
Borrowings - interest	20.1	17.2
Non-insurance companies | Liquidity risk | 3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	866.7	808.8
Borrowings - interest	39.3	45.0
Non-insurance companies | Liquidity risk | 1 - 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	356.0	319.2
Borrowings - interest	43.7	54.4
Non-insurance companies | Liquidity risk | 3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	157.9	291.9
Borrowings - interest	22.1	26.4
Non-insurance companies | Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings - principal	89.6	101.1
Borrowings - interest	$ 63.5	$ 72.7